UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05617

Shelton Greater China Fund
(Exact name of registrant as specified in charter)

1050 17th Street, Suite 1710
Denver, CO 80265
 (Address of principal executive offices) (Zip code)

Teresa Axelson
1050 17th Street, Suite 1710
Denver, CO 80265
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 955-9988.

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

ITEM 1. REPORTS TO STOCKHOLDERS

Semi-Annual Report

June 30, 2016

Shelton Greater China Fund

About Your Fund's Expenses	2
Top Holdings and Sector Breakdown	2
Portfolio of Investments	3
Statement of Assets & Liabilities	4
Statement of Operations	4
Statements of Changes in Net Assets	5
Financial Highlights	6
Notes to Financial Statements	7
Additional Information	9
Board of Trustees and Executive Officers	9
Board Approval of the Advisory Agreement	10

(800) 955-9988

www.sheltoncap.com

email us at info@sheltoncap.com

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of beneficial interest of Shelton Greater China Fund which contains information about the management fee and other costs. Investments in shares of Shelton Greater China Fund are neither insured nor guaranteed by the U.S. Government.

About Your Fund’s Expenses (Unaudited)	June 30, 2016

The Fund’s advisor, Shelton Capital Managment (“Shelton Capital”), believes it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. Operating expenses, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund. The Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the oncoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to the June 30, 2016.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you have paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the onging costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Fund does not charge any sales charges. There is a redemption fee of 2% for shares of the Fund purchased that are held 90 days or less from the date of purchase.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional cost, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value January 1, 2016 (in U.S. Dollars)	Ending Account Value June 30, 2016 (in U.S. Dollars)	Expenses Paid During Period* (in U.S. Dollars)
Actual	$ 1,000	$ 951	$ 9.58
Hypothetical (5% return before expenses)	$ 1,000	$ 1,015	$ 9.89

*

Expenses are equal to the Fund’s net annual expense ratio of 1.98% (starting May 3, 2015 and ending January 2, 2017, Shelton Capital contractually reimburses expenses to the extent that total annual fund operating expenses, with the exception of extraordinary expenses exceed 1.98%), annualized to reflect the one-half year period.

Top Holdings and Sector Breakdowns (Unaudited)	June 30, 2016

Security		Market Value (in U.S. Dollars)	Percentage of Total Investment
1	Tencent Holdings Ltd	$615,151	9.1%
2	Taiwan Semiconductor Manufacturing Co Ltd	379,232	5.6%
3	Chunghwa Telecom Co Ltd	361,140	5.3%
4	China Mobile Ltd	313,099	4.6%
5	AIA Group Ltd	298,726	4.4%
6	China State Construction International Holdings Ltd	274,011	4.1%
7	Industrial & Commercial Bank of China Ltd	263,219	3.9%
8	China Construction Bank Corp	260,687	3.9%
9	China Everbright International Ltd	226,364	3.3%
10	BOC Hong Kong Holdings Ltd	209,334	3.1%

Shelton Greater China Fund Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) June 30, 2016

Security Description	Shares	Value
Common Stock (96.51%)

Basic Materials (4.66%)
Fosun International Ltd	43,368	$55,901
Kingboard Chemical Holdings Lt	74,000	146,704
Sinopec Shanghai Petrochemical	186,000	84,873
Zijin Mining Group Co Ltd	116,000	38,727

Total Basic Materials		326,205

Communications (18.96%)
China Mobile Ltd	27,400	313,099
Chunghwa Telecom Co Ltd	100,000	361,140
PCCW Ltd	59,000	39,547
Tencent Holdings Ltd	27,100	615,151

Total Communications		1,328,937

Consumer, Cyclical (3.78%)
Formosa International Hotels C	5,073	28,937
Galaxy Entertainment Group Ltd	4,000	11,859
Great Wall Motor Co Ltd	33,000	27,309
Haier Electronics Group Co Ltd	75,000	114,463
Intime Retail Group Co Ltd	21,000	17,378
Sands China Ltd	9,200	30,774
Wynn Macau Ltd	24,000	34,463

Total Consumer, Cyclical		265,183

Consumer, Non-Cyclical (5.08%)
China Mengniu Dairy Co Ltd	32,000	55,602
Sihuan Pharmaceutical Holdings	284,000	53,813
Sinopharm Group Co Ltd	13,500	64,299
TTY Biopharm Co Ltd	13,943	49,057
Uni-President Enterprises Corp	57,375	112,939
Want Want China Holdings Ltd	29,000	20,560

Total Consumer, Non-Cyclical		356,270

Diversified (2.02%)
CK Hutchison Holdings Ltd	13,000	141,680

Total Diversified		141,680

Energy (3.20%)
China Longyuan Power Group Cor	52,000	43,032
China Petroleum & Chemical Cor	78,000	56,304
CNOOC Ltd	56,000	69,441
GCL-Poly Energy Holdings Ltd	61,000	7,942
PetroChina Co Ltd	70,000	47,732

Total Energy		224,451

Financial (34.82%)
Banks (18.34%)
Bank of China Ltd	431,000	171,668
BOC Hong Kong Holdings Ltd	70,000	209,334
China CITIC Bank Corp Ltd	135,000	81,961
China Construction Bank Corp	395,000	260,687
China Minsheng Banking Corp Lt	33,000	31,818
Chongqing Rural Commercial Ban	191,000	96,510
Hang Seng Bank Ltd	10,000	170,535
Industrial & Commercial Bank o	476,000	263,219
		1,285,732

Diversified Financial Services (3.88%)
China Everbright Ltd	20,000	38,412
Fubon Financial Holding Co Ltd	89,713	104,705
Hong Kong Exchanges and Cleari	5,100	123,326
Mega Financial Holding Co Ltd	7,002	5,274
		271,717
Insurance (6.44%)
AIA Group Ltd	50,000	298,726
China Taiping Insurance Holdin*	55,764	103,794
PICC Property & Casualty Co Lt	31,457	49,144
		451,664

Real Estate (6.16%)
Cheung Kong Property Holdings	13,000	81,104
Hysan Development Co Ltd	31,000	137,659
New World Development Co Ltd	30,666	31,030
Sun Hung Kai Properties Ltd	15,166	181,903
		431,696

Total Financial		2,440,809

Industrial (10.43%)
BBMG Corp	29,000	8,635
China Communications Services	106,000	55,200
China Everbright International	204,200	226,364
China State Construction Inter	208,000	274,011
CTCI Corp	37,000	53,907
Hon Hai Precision Industry Co	20,228	51,732
Tianneng Power International L	90,000	60,789

Total Industrial		730,638

Technology (7.94%)
Asustek Computer Inc	6,000	49,382
Chipbond Technology Corp	58,000	73,806
Lenovo Group Ltd	52,000	31,302
MediaTek Inc	3,000	22,691
Taiwan Semiconductor Manufactu	75,284	379,232

Total Technology		556,413

Utilities (5.62%)
China Resources Power Holdings	72,000	107,286
HK Electric Investments & HK E	4,375	4,077
Hong Kong & China Gas Co Ltd	43,923	80,056
Huaneng Power International In	68,000	41,898
Power Assets Holdings Ltd	17,500	160,271

Total Utilities		393,588

Total Common Stock (Cost $5,922,455)		6,764,174

Total Investments (Cost $5,922,455) (a) (96.51%)		$6,764,173
Other Net Assets (3.49%)		244,481
Net Assets (100.00%)		$7,008,654

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $6,146,083

At June 30, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$1,237,103
Unrealized depreciation	(619,013)
Net unrealized appreciation	$618,090

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements.

See accompanying notes to financial statements.

Shelton Greater China Fund Statement of Assets and Liabilities (Unaudited) June 30, 2016 (Expressed in U.S. Dollars)

Assets
Investments in securities
Cost of investments	$5,922,455
Market value of investments (Note 2)	6,764,173
Cash	95,660
Foreign cash (cost $115,094)	115,126
Dividend receivable	89,802
Prepaid expenses	18,165
Total assets	$7,082,926

Liabilities
Fund income distribution payable	57,426
Payable to investment advisor	1,563
Accrued administration fees	514
Accrued trustee fees	509
Accrued expenses	14,260
Total liabilities	$74,272

Net assets	$7,008,654

Net assets consist of
Paid-in capital	18,790,550
Accumulated net investment income (loss)	13,191
Accumulated net realized gain (loss)	(12,636,592)
Unrealized net appreciation (depreciation) of investments and foreign currency	841,505
Net assets	$7,008,654

Shares outstanding ($0.0001 per share par value, unlimited shares authorized)	1,079,058

Net asset value per share	$6.50

Shelton Greater China Fund Statement of Operations (Unaudited) For the Six Months Ended June 30, 2016 (Expressed in U.S. Dollars)

Investment income
Dividend income (net of foreign tax $12,083) (Note 1c, 1e)	$160,625
Total	160,625

Expenses
Management fees (Note 3)	43,272
Legal and audit fees	21,559
Custodian fees (Note 4)	15,286
Accounting services (Note 5)	5,614
Administration fees (Note 3)	4,464
Printing	5,761
Transfer agent fees (Note 5)	3,003
Registration	2,799
Trustees fees	3,168
CCO fees (Note 3)	309
Insurance	179
Total expenses	105,414
Less reimbursement from manager (Note 3)	(36,715)
Net expenses	68,699
Net investment income (loss)	91,926

Realized and unrealized gain (loss) on investments and foreign currencies (Note 1f)
Net realized gain (loss) on investments and foreign currency transactions	91,883
Change in unrealized appreciation/depreciation on investments and foreign currency transactions	(510,620)
Net realized and unrealized gain (loss) on investments and foreign currencies	(418,787)

Net increase (decrease) in net assets resulting from operations	$(326,811)

See accompanying notes to financial statements.

Shelton Greater China Fund Statements of Changes in Net Assets For the Six Months Ended June 30, 2016 (Unaudited) and the Year Ended December 31, 2015 (Expressed in U.S. Dollars)

	Six Months Ended June 30, 2016 (Unaudited)			Year Ended December 31, 2015
Operations
Net investment income (loss)		$91,926		1	$59,609
Net realized gain (loss) on investments and foreign currency transactions		91,883			489,256
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities in foreign currencies		(510,620)			(1,019,666)
Net increase (decrease) in net assets resulting from operations		(326,811)			(470,801)

Distributions to shareholders
Distributions from net investment income		(128,391)			(152,604)

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions		(261,909)			(1,982,815)

Total decrease in net assets		(717,111)			(2,606,220)

Net assets
Beginning of year		7,725,765			10,331,985
End of year		$7,008,654			$7,725,765
Including undistributed net investment income (loss) of:		$(717,111)			$49,656

Transactions in the Fund's shares	Shares	Value		Shares	Value
Shares sold	3,836	$24,542		8,249	$61,116
Shares issued in reinvestment of distributions	15,757	102,423		16,080	116,550
Shares repurchased	(61,272)	(388,874	)(a)	(272,648)	(2,160,481	)(b)
Net increase (decrease)	(41,679)	$(261,909)		(248,319)	$(1,982,815)

(a)	Net of redemption fees $379
(b)	Net of redemption fees $2

See accompanying notes to financial statements.

Shelton Greater China Fund Financial Highlights For a Share Outstanding Throughout Each Period (Expressed in U.S. Dollars)

	Six Months Ended June 30, 2016		Year Ended December 31
	(Unaudited)		2015		2014	2013	2012	2011
Net asset value, beginning of year	$6.89		$7.55		$7.21	$7.12	$6.06	$8.05
Income from investment operations:
Net investment income (loss) (a)	0.08		0.05		0.08	0.03	0.08	(0.14)
Net gain (loss) on securities and translation of foreign currencies (both realized and unrealized)	(0.35)		(0.58)		0.36	0.28	0.98	(1.88)
Total from investment operations	(0.27)		(0.53)		0.44	0.31	1.06	(2.02)

Less distributions:
Dividends from net investment income	(0.12)		(0.13)		(0.10)	(0.22)	—	—

Capital stock transactions:
Share Tender Offer/Repurchase (a)	—		—		—	—	—	0.01
Paid in capital from redemption fee (a)	—	(b)	—	(b)	— (b)	— (b)	— (b)	0.02	(b)
Total from capital stock transactions	—		—		—	—	—	0.03

Net asset value, end of year	$6.50		$6.89		$7.55	$7.21	$7.12	$6.06

Total investment return (based on net asset value)	(3.92	)%(f)	(7.05	)%(f)	6.19%	4.34%	17.49%	(24.72	)%(c)
Total investment return (based on market price)	N/A		N/A		N/A	N/A	N/A	N/A

Ratios and supplemental data
Net assets, end of year (in 000's)	$7,009		$7,726		$10,332	$11,415	$17,370	$49,760
Ratio of expenses to average net assets
Before expense reimbursement	3.05	%(g)	2.60	%(g)	2.69%	3.00%	2.17%	3.33	%(d)
After expense reimbursement	1.98	%(g)	1.98	%(g)	1.98%	2.36%	1.72%	3.33	%(d)
Ratio of net investment income to average net assets
Before expense reimbursement	1.60	%(g)	0.01	%(g)	0.33%	(0.22)%	0.71%	(1.88)%
After expense reimbursement	2.66	%(g)	0.63	%(g)	1.04%	0.42%	1.16%	(1.88)%
Portfolio turnover	3	%(f)	0	%(f)	5%	10%	81%	206	%(e)

(a)	Calculated based upon average shares outstanding.
(b)	Less than $0.01 per share.
(c)

2011 total investment return, calculated based upon the Fund’s operations as a closed-end fund for the period of January 1, 2011 to October 9, 2011 (investment return of (22.89%)) and upon the Fund’s operations as an open-end fund for the period of October 10, 2011 to December 31, 2011 (investment return of (2.10%)), would be close to (20.26%).

(d)	Ratio of extraordinary expenses to average net assets is 0.80%. Ratio of expenses to average net assets excluding impact of extraordinary fees is 2.53%.
(e)

Effective June 13, 2011, the Fund expanded its primary geographic scope from the Republic of China (“Taiwan”) to the Greater China regions (this includes: Taiwan, Hong Kong, Singapore and the People’s Republic of China) and has subsequently increased trading in the Greater China region. Porfolio turnover is high during the transition period and is not an indicator of future turnover rate.

(f)	Not annualized.
(g)	Annualized.

See accompanying notes to financial statements.

Shelton Greater China Fund	Notes to Financial Statements (Unaudited)	June 30, 2016

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Shelton Greater China Fund (the “Fund” or the “Trust”), is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund is a Massachusetts business trust formed in July 1988 and was previously registered with the U.S. Securities and Exchange Commission (the “SEC”) as a diversified, closed-end management investment company. The Trust commenced operations in May 1989 as the R.O.C. Taiwan Fund. The R.O.C. Taiwan Fund changed its name to the Taiwan Greater China Fund on December 29, 2003 and the change became effective on the New York Stock Exchange on January 2, 2004. On October 10, 2011, the Trust registered with the SEC as a diversified, open-end management investment company and began operations as The Shelton Greater China Fund.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”.

(a) Basis of Presentation — The accompanying financial statements of the Trust have been preparedin accordance with U.S. generally accepted accounting principles (“GAAP”).

(b) Federal Income Taxes — No provision is considered necessary for federal income taxes. The Fund intends to qualify for and elect the tax treatments applicable to regulated investment companies under the Internal Revenue Code and to distribute all of its taxable income to shareholders.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 was enacted to modernize several of the federal income and excise tax provisions related to regulated investment companies. Under pre-enactment law, capital losses could be carried forward for eight years following the loss, and such carryforward is treated as a short-term capital loss in each of those years, irrespective of the character of the original loss. Net capital losses (earned in taxable years beginning after December 22, 2010) (“post-2010 losses”) may be carried forward indefinitely and must retain the character of the original loss. Such post-2010 losses generally must be used by a regulated investment company before it uses any net capital losses incurred in taxable years beginning on or before December 22, 2010. This increases the likelihood that net capital losses incurred in taxable years beginning on or before December 22, 2010 will expire unused.

The Trust had $12,316,317 of capital loss carryforward as of December 31, 2015. The capital loss carryforward may be used to offset future capital gains generated by the Trust, and if unused, $10,930,578 of such loss will expire on December 31, 2017. Capital loss carryforward of $1,385,739 retains its original character as short term and has no expiration date.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. Temporary book to tax differences are primarily due to differing treatments for certain foreign currency losses and the tax deferral of losses on wash sales. For the year ended December 31, 2015, permanent differences resulting from different book and tax accounting for net operating losses, differing treatments of the Trust’s gains from the disposition of passive foreign investment company sharesand foreign currency losses werereclassified to paid-in capital, undistributed net investment income/lossand accumulated realized gain/loss as follows:

Decrease of undistributed net investment income	$(5,415)
Decrease of accumulated realized loss	5,415

As of December 31, 2015, the components of distributable earnings and accumulated gains/losses on a tax basis were as follows:

Undistributed net investment income	$46,593
Accumulated losses	(12,316,317)
Unrealized appreciation	943,031
Total accumulated earnings (losses)	$(11,326,693)

(c) Foreign Taxes — The Republic of China levies a tax at the rate of 20% on cash dividends and interest and 20% based on par value of stock dividends received by the Trust on investments in the Republic of China securities. The People’s Republic of China levies a tax at the rate of 10% on cash dividends and interest.

(d) Accounting for Uncertainty in Income Taxes — The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2011-2014), or expected to be taken in the Fund’s 2015 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(e) Security Transactions, Investment Income, Income and Distributions to Shareholders — Security transactions are recorded on the date the transactions are entered into (the trade date). Dividend income is recorded on the ex-dividend date, and interest income is recorded on an accrual basis as it is earned. Withholding taxes on foreign dividends have been provided for, in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Income distributions and capital gain distributions are determinedin accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

(f) Foreign Currency Translation — Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuationsare included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

(g) Concentration — The Trust concentrates its investments in publicly traded equities issued by corporations located in People’s Republic of China, Hong Kong, Taiwan, or Singapore. The portfolio involves considerations not typically associated with investing in U.S. securities. In addition, the Trust is more susceptible to factors adversely affecting the economies of those countries than a fund not concentrated in these issuers to the same extent. Since the Trust’s investment securities are primarily denominated in New Taiwan Dollars (“NT$”) and Hong Kong Dollars (“HKD”), changes in the relationships of the NT$ and the HKD to the USD may also significantly affect the value of the investments and the earnings of the Trust.

(h) Use of Estimates in Financial Statements — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements, financial highlights and accompanying notes. Actual results may differ from those estimates.

Shelton Greater China Fund	Notes to Financial Statements (Unaudited) (Continued)	June 30, 2016

NOTE 2 – SECURITY VALUATION

Common stocks represent securities that are traded on the Taiwan Stock Exchange or the Taiwan over-the-counter market or Hong Kong Stock Exchange. Securities traded on a principal securities exchange are valued at the closing price on such exchange. Short-term investments are valued at NAV or at amortized cost, which approximates fair value. Securities for which market quotations are not readily available are, or if a development/event occurs that may significantly impact the value of a security may be, fair-valued in good faith pursuant to procedures established by the Board of Trustees.

Fair Value Measurements — The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Trust’s securities at June 30, 2016 using the fair value hierarchy:

	Level 1(a)	Level 2(a)	Level 3(a)	Total
Investments, in securities
Common stocks (b)	$6,764,173	$—	$—	$6,764,173
Total investments in securities	$6,764,173	$—	$—	$6,764,173

(a)	It is the Fund’s policy to recognize transfers between levels on the last day of the fiscal reporting period.
(b)	For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.

Level 3 Securities	Common Stocks
Beginning Balance	$138,881
Net purchases	—
Net sales	—
Total realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(35,314)
Accrued interest	—
Transfers into Level 3	—
Transfers out of level 3	(103,567)
Ending balance	—

NOTE 3 – INVESTMENT ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Trust entered into an advisory agreement with Shelton Capital (“the Advisor”) on June 12, 2011. Pursuant to its advisory agreement with the Trust, Shelton Capital is responsible for supervising investments of the Trust, and makes available all services needed for the management, administration and operation of the Trust. The Trust pays the Advisor a fee at the per annum rate of 1.25% of the Trust’s average net assets for advisory services.

The Advisor has voluntarily agreed to reimburse expenses incurred by the Trust to the extent that total annual operating expenses (excluding extraordinary expenses) exceed 1.98% of the average net assets of the Trust until January 2, 2017. Any such reimbursement is subject to the review and approval of the Trust’s Board of Trustees. Reimbursement from the Advisor for the period ended June 30, 2016 is $36,715. At June 30, 2016 the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Funds that may be reimbursed was $216,799. The Advisor may recapture a portion of the cumulative amount no later than December 31, 2018:

Expires 12/31/16	Expires 12/31/17	Expires 12/31/18	Total
$83,517	$74,912	$58,370	$216,799

The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is contingent upon Board of Trustee review and approval prior to the time the reimbursementis initiated.

As compensation for administrative duties not covered by the management agreement, Shelton Capital receives an administration fee, effective October 10, 2011. The administration fee is based on net assets held by the Trust. The fee rates are 0.10% on the first $500 million, 0.08% on the next $500 million, and 0.06% on assets over $1 billion.

Certain officers and trustees of the Trust are also partners of Shelton Capital. Teresa Axelson has served as the Chief Compliance Officer (“CCO”) of the Trust since November 2011. Ms. Axelson is also employed by Shelton Capital, the Advisor and Administrator to the Trust. The Trust is responsible for the portion of her salary allocated to her duties as the CCO of the Trust and Shelton Capital was reimbursed by the Trust for this portion of her salary. The level of reimbursement is reviewed and determine by the Board of Trustees at least annually.

NOTE 4– PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term instruments for the six-months ended June 30, 2016 were $223,129 and $495,340 respectively.

NOTE 5– TAX CHARACTER

Income distributions and capital gain distributions are determinedin accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund as a whole.

The tax character of distributions paid during the years ended December 31, 2015 and 2014 was as follows:

	Return of Capital	Ordinary Income	Long-Term Capital Gains (a)	Exempt-Interest Dividends	Total Distributions
2015	$—	$152,604	$—	$—	$152,604
2014	$—	$143,962	$—	$—	$143,962

(a)	The Fund designates Long-Term Capital Gain dividendspursuant to Section 852(b)(3) of the Internal Revenue Code for the year ended December 31, 2015.

Shelton Greater China Fund	Notes to Financial Statements (Unaudited) (Continued)	June 30, 2016

NOTE 6 – SUBSEQUENT EVENTS

In preparing the financial statements as of June 30, 2016, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of issuance of the financial statements.

The Fund holdings shown in this report are as of June 30, 2016. Holdings are subject to change at any time, so holdings shown in this report may not reflect current Fund holdings. The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room, 100 F. Street N.E., Room 1580, Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information filed in the form N-Q also may be obtained by calling (800) 955-9988.

Proxy Voting Policies, Procedures and Voting Record (Unaudited): The Fund’s Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the Shelton Greater China Fund uses to determine how to vote proxies relating to portfolio securities, along with the Fund’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2016, is available upon request, at no charge, at the phone number below, or on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Shelton Greater China Fund. It is authorized for distribution only if preceded or accompanied by a current Shelton Greater China Fund prospectus. Additional copies of the prospectus may be obtained by calling (800) 955-9988 or can be downloaded from the Fund’s website at www.sheltoncap.com. Please read the prospectus carefully before you invest or send money, as it explains the risks, fees and expenses of investing in the Fund.

Shelton Greater China Fund	Additional Information (Unaudited)	June 30, 2016

The Fund holdings shown in this report are as of June 30, 2016. Holdings are subject to change at any time, so holdings shown in this report may not reflect current Fund holdings. The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room, 100 F. Street N.E., Room 1580, Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information filed in the form N-Q also may be obtained by calling (800) 955-9988.

Proxy Voting Policies, Procedures and Voting Record (Unaudited): The Fund’s Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the Shelton Greater China Fund uses to determine how to vote proxies relating to portfolio securities, along with the Fund’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2016, is available upon request, at no charge, at the phone number below, or on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Shelton Greater China Fund. It is authorized for distribution only if preceded or accompanied by a current Shelton Greater China Fund prospectus. Additional copies of the prospectus may be obtained by calling (800) 955-9988 or can be downloaded from the Fund’s website at www.sheltoncap.com. Please read the prospectus carefully before you invest or send money, as it explains the risks, fees and expenses of investing in the Fund.

Board of Trustees and Executive Officers (Unaudited)

Overall responsibility for management of the Fund rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and Executive Officers of the Fund:

Name	Address	Year of Birth	Position Held with the Trust	Length of Time Served
Stephen C. Rogers	1050 17th Street, Suite 1710 Denver, CO 80265	1966	Chairman and Trustee	Since June, 2011
Kevin T. Kogler	1050 17th Street, Suite 1710 Denver, CO 80265	1966	Trustee	Since June, 2011
Marco L. Quazzo	1050 17th Street, Suite 1710 Denver, CO 80265	1962	Trustee	Since August, 2014
Stephen H. Sutro	1050 17th Street, Suite 1710 Denver, CO 80265	1969	Trustee	Since June, 2011
William P. Mock	1050 17th Street, Suite 1710 Denver, CO 80265	1966	Treasurer	Since June, 2011
Teresa E. Axelson	1050 17th Street, Suite 1710 Denver, CO 80265	1947	Chief Compliance Officer, Secretary	Chief Compliance Officer since November, 2011, Secretary since August, 2012

Board of Trustees and Executive Officers (Unaudited) (Continued)

The principal occupations of the Trustees and Executive Officers of the Fund during the past five years and public directorships held by the Trustees are set forth below:

Stephen C. Rogers*	Chief Executive Officer, Shelton Capital Management, 1999 to present.
Kevin T. Kogler	President & CEO, MicroBiz LLC, 2012 to present; President, CAM Commerce Solutions LLC, 2010 to 2012; Principal, Robertson Piper Software Group, 2006 to 2012.
Marco L. Quazzo	Principal, Bartko Zankel Bunzel & Miller, March, 2015 to present; Partner, Barg Coffin Lewis & Trapp LLP, 2008 to present.
Stephen H. Sutro	Partner, Duane Morris LLP (law firm), 2003 to present.
William P. Mock	Portfolio Manager, Shelton Capital Management, 2010 to present; Portfolio Manager, ETSpreads, 2007 to present.
Teresa E. Axelson

Chief Compliance Officer, Shelton Capital Management, 2011 to present; Secretary, 2012 to present; Vice President-Secretary, Chief Compliance Officer, Securities Management and Research, Inc., SM&R Investments, Inc. and American National Investment Inc. 1968-2010.

Additional information about the Trustees may be found in the SAI, which is available without charge by calling (800) 955-9988.

*

Trustee deemed to be an “interested person” of the Trust, as defined in the Investment Company Act of 1940. Mr. Rogers is an interested person because he is the CEO of Shelton Capital Management, the Trust’s Advisor and Administrator.

Shelton Greater China Fund Board Approval of the Advisory Agreement (Unaudited) June 30, 2016

The 1940 Act requires that the full Board and a majority of the Independent Trustees annually approve the continuation of the Trust’s Management Agreement dated June 12, 2011 between Shelton Greater China Fund and CCM Partners D/B/A Shelton Capital Management (“SCM”) (the “Management Agreement”), with respect to the Fund. At a meeting held in-person on February 4, 2016, the Board, including a majority of the Independent Trustees on behalf of the Shelton Greater China Fund (the “Fund”), considered and approved the continuance of the Management Agreement with respect to the Fund with CCM Partners D/B/A Shelton Capital Management for an additional one-year period ending March 31, 2017.

Prior to the meeting, the Independent Trustees requested information from SCM. This information, together with other information provided by SCM, and the information provided to the Independent Trustees throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations as summarized below. In addition to the information identified above, other material factors and conclusions that formed the basis for the Board’s subsequent approval are described below.

Information Received

Materials Received. During the course of each year, the Independent Trustees receive a wide variety of materials relating to the services provided by SCM, including reports on the Fund’s investment results; portfolio composition; third party fund rankings; investment strategy; portfolio trading practices; shareholder services; and other information relating to the nature, extent and quality of services provided by SCM. In addition, the Board requests and reviews supplementary information that includes materials regarding the Fund’s investment results, advisory fee and expense comparisons, the costs of operating the Fund and financial and profitability information regarding SCM (the principal business activity of which is managing the Fund and other investment companies and separately managed accounts), description of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management services to the Fund.

Review Process. The Board received assistance and advice regarding legal and industry standards from independent legal counsel to the Independent Trustees. The Board discussed the renewal of the Management Agreement with SCM representatives and in a private session with independent legal counsel at which representatives of SCM were not present. In deciding to approve the renewal of the Management Agreement, the Independent Trustees considered the total mix of information requested by and made available to them and did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

Nature, Extent and Quality of Services

The Board considered the depth and quality of SCM’s investment management process; the experience, capability and integrity of its senior management and other personnel; operating performance and the overall financial strength and stability of its organization. The Board also considered that SCM made available to its investment professionals a variety of resources relating to investment management, compliance, trading, performance and portfolio accounting. The Board further considered SCM’s continuing need to attract and retain qualified personnel and, noting SCM’s additions over recent years, determined that SCM was adequately managing matters related to the Fund.

The Board considered, in connection with the performance of its investment management services to the Fund, the following: SCM’s policies, procedures and systems to ensure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed; and its attention to matters that may involve conflicts of interest with the Fund. As a point of comparison, the Board also considered the nature, extent, quality and cost of certain non-investment related administrative services provided by SCM to the Fund under the Restated Fund Administration Servicing Agreement.

The Board concluded that SCM had the quality and depth of personnel and investment methods essential to performing its duties under the Management Agreement, and that the nature, extent and overall quality of such services are satisfactory and reliable.

Shelton Greater China Fund Board Approval of the Advisory Agreement (Unaudited) (Continued) June 30, 2016

Investment Performance

The Board considered the Fund’s investment results in comparison to its stated investment objectives. The Trustees reviewed the short-term and long-term performance of the Fund on both an absolute basis and in comparison to benchmark indices. The Trustees also reviewed Morningstar rankings for the Fund, as applicable. In assessing performance of the Fund, the Trustees took into consideration the fact that Fund performance is expected to mirror the appropriate benchmark as closely as possible given certain practical constraints imposed by the 1940 Act, the Fund’s investment restrictions, the Fund’s size and similar factors. Among the factors considered in this regard was that the Fund’s performance was in the fourth quartile over the 1-year period, 3-year, 5-year and 10-year periods.

The Board received a satisfactory explanation of the reasons underlying the long-term performance of the Fund. The Board ultimately concluded that SCM’s performance record in managing the Fund was satisfactory, supporting the determination that SCM’s continued management under the Management Agreement would be consistent with the best interests of the Fund and its shareholders.

Management Fees and Total Operating Expenses

The Board reviewed the management fees and total operating expenses of the Fund and compared such amounts with the management fees and total operating expenses of other funds in the industry that are found within the same style category, or peer group, as defined by Bloomberg. While the Board recognized that comparisons between the Fund and peer group funds may be imprecise, given the different service levels and characteristics of mutual funds and the different business models and cost structures of their investment advisors, the comparative information assisted the Board in evaluating the reasonableness of the Fund’s management fees and total operating expenses. The Board considered the advisory fees and total fees and expenses of the Fund in comparison to the advisory fees and other fees and expenses of other funds in the Fund’s relevant peer group. The Trustees considered both the gross advisory fee rates, as well as the effective advisory rates charged by SCM after taking into consideration the expense limitation arrangements and voluntary fee waivers. The Board noted the voluntary advisory fee limitation that SCM had put into effect with respect to the Fund.

Adviser Costs, Level of Profits, Economies of Scale and Ancillary Benefits

The Board reviewed information regarding SCM’s costs of providing services to the Fund, as well as the resulting level of profits to SCM. The Independent Trustees received financial and other information from SCM, in addition to a representation from SCM that its profits were not excessive and that SCM’s profitability was low by industry standards. The Board noted its intention to continue to monitor assets under management, and the resulting impact on SCM’s profitability, in order to ensure that SCM has sufficient resources to continue to provide the services that shareholders in the Fund require. The Board considered SCM’s need to invest in technology, data services, infrastructure and staff to provide the expected quality of investment advisory services to the Fund. The Trustees also noted that SCM has contractually agreed to limit its advisory fees on the Fund so that the Fund does not exceed its specified operating expense limitations, and that SCM has imposed a voluntary fee limitation. Such voluntary fee limitation may be decreased or eliminated by SCM upon approval of the Board. The Board also considered that SCM does not receive substantial indirect benefits from managing the Fund (one example of an indirect benefit is research paid for by Fund brokerage commissions – SCM currently does not utilize soft-dollar arrangements or enjoy the benefit of such arrangements). On the basis of the foregoing, together with the other information provided to it at the meeting and throughout the year, the Board concluded that the Fund’s cost structure was reasonable.

Conclusions

Based on their review, including but not limited to their consideration of each of the factors referred to above, the Board concluded that the Management Agreement, taking into account the separate administration fees, is and would be fair and reasonable to the Fund and its shareholders, that the Fund’s shareholders received or should receive reasonable value in return for the advisory fees and other amounts paid to SCM by the Fund, and that the renewal of the Management Agreement was in the best interests of the Fund and its shareholders.

WHEREAS, after consideration of such information as the Trustees deem appropriate, it was determined that the terms of the Management Agreement dated June 12, 2011 between the Shelton Greater China Fund and Shelton Capital Management is similar to that which could have been obtained through arms-length negotiation; and

WHEREAS, the terms and compensation arrangements of the Management Agreement are found to be fair and reasonable;

NOW, THEREFORE, IT IS RESOLVED, that the Management Agreement be, and is hereby, approved for a one-year period ending March 31, 2017.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's board of trustees since the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half- year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting

ITEM 12. EXHIBITS.

(a)(1)	Code of Ethics not applicable for semi-annual report.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, as amended (“SOX”), are filed as Exhibit 12(a)(2) to this Form N-CSR.
(b)
Certifications required by Rule 30a-2(b) under the 1940 Act, Section 906 of SOX, Rule 13a-14(b) under the Exchange Act, and Section 1350 of Chapter 63 of Title 18 of the United States Code are furnished as Exhibit 12(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Shelton Greater China Fund

By	/s/ Stephen C. Rogers
Stephen C. Rogers, Chairman
Date: August 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Rogers
Stephen C. Rogers, Chairman
Date: August 23, 2016

By	/s/ William P. Mock
William P. Mock, Treasurer
Date: August 23, 2016